[INVESCO ICON] INVESCO FUNDS                    INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, Colorado 80237
                                                Tel: 800.525.8085
                                                www.invesco.com

                                                A Member of the AMVESCAP Group



November 29, 2000



Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:   INVESCO COUNSELOR SERIES FUNDS, INC.
      1933 ACT NO. 333-36074
      1940 ACT NO. 811-09913
      CIK  NO. 0001112996

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act") (submission type 497), INVESCO Counselor Series Funds, Inc. (the "Company") hereby submits for filing on EDGAR this certification that the definitive form of its Class A, B and C Prospectuses and Statement of Additional Information do not differ from that contained in Post-Effective Amendment No. 2 under the 1933 Act to the Company's Registration Statement. The Post-Effective Amendment was filed electronically on November 15, 2000 and became effective on November 28, 2000.

If you have any questions or comments, please contact the undersigned at 303-930-6526.

Sincerely,



/s/ James F. Lummanick
----------------------
James F. Lummanick
Vice President and
Assistant General Counsel